Business Combination and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 03, 2022	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022
Business Combination and Goodwill (Details) [Line Items]
Percentage of Acquired		100.00%
Description of price allocation	The initial accounting is based on the management’s best estimate of the fair value of the assets and liabilities acquired by the Group and will be finalized within the next 12 months. The finalization of the purchase price allocation may result in a change in the fair value of assets and liabilities acquired, and accordingly a corresponding change in the goodwill
Payment in cash, at closing of acquisition	$ 350,000
Paid in shares (in Shares)			75,000	75,000	400,000
Profit from business combination	430,265
Revenue from business combination	$ 4,864,015
Business combinations [member]
Business Combination and Goodwill (Details) [Line Items]
Paid in shares (in Shares)	250,000